Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																	12 Months Ended		12 Months Ended
	Mar. 31, 2012 Selling, general and administrative expenses	Mar. 31, 2014 Japanese plans	Mar. 31, 2013 Japanese plans	Mar. 31, 2014 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2013 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2014 Japanese plans Level 1 Equity securities United States	Mar. 31, 2013 Japanese plans Level 1 Equity securities United States	Mar. 31, 2014 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2013 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2014 Japanese plans Level 2	Mar. 31, 2013 Japanese plans Level 2	Mar. 31, 2014 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2014 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2014 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2014 Foreign plans	Mar. 31, 2013 Foreign plans	Mar. 31, 2014 Foreign plans Cost of sales	Mar. 31, 2014 Foreign plans Selling, general and administrative expenses	Mar. 31, 2014 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2013 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2014 Foreign plans Level 1 Equity securities United States	Mar. 31, 2013 Foreign plans Level 1 Equity securities United States	Mar. 31, 2014 Foreign plans Level 1 Equity securities Other Countries	Mar. 31, 2013 Foreign plans Level 1 Equity securities Other Countries
Defined Benefit Plan Disclosure [Line Items]
Date of curtailment																		Jan. 01, 2014
Curtailment gain																		¥ 21,368		¥ 15,407	¥ 5,961
Accumulated benefit obligations		1,209,003	1,197,913															645,939	610,517
Pension plan assets, allocations (in percentage)				8.00%	10.00%	45.00%	43.00%	47.00%	47.00%			18.00%	23.00%	23.00%	24.00%	59.00%	53.00%					5.00%	6.00%	58.00%	56.00%	37.00%	38.00%
Derivative instruments, asset position, gross										2,711	6,623
Derivative instruments, liability position, gross										5,924	4,129
Expected contribution to pension plans in the year ending March 31, 2015		56,152																23,088
Cost of special early retirement support plan	¥ 10,354